Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Compensation and benefits
Salaries and variable compensation	5,731	6,054
Social security	456	516
Other	504	499
Compensation and benefits	6,691	7,069
Pension and other post-retirement expense	383	374
Severance and other compensation expense related to headcount reductions	168	142